Note 12 - Earnings (Losses) Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
-Net loss	$ 0	$ (37,352)	$ 6	$ 0
Weighted average number of common shares, basic and diluted (in shares)	0	16,374,555	4,754	0
Earnings / (Losses) per common share, basic and diluted (in dollars per share)	$ 0	$ (2.28)	$ 1.28	$ 0